UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	November 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments November 30, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (94.2%)
	Advertising/Marketing Services (2.0%)
$1,750	Idears Inc.	8.00%		11/15/16	$1,645,000
1,025	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	907,125
1,680	Valassis Communications (a)	8.25		03/01/15	1,436,400
					3,988,525
	Aluminum (1.0%)
2,085	Novelis, Inc. (Canada)	7.25		02/15/15	1,954,687

	Apparel/Footwear (0.8%)
1,525	Oxford Industries, Inc.	8.875		06/01/11	1,521,187

	Apparel/Footwear Retail (0.8%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,660,500

	Auto Parts: O.E.M. (0.8%)
1,710	ArvinMeritor, Inc. (a)	8.75		03/01/12	1,624,500

	Beverages: Alcoholic (0.4%)
910	Constellation Brands Inc. - 144A*	7.25		05/15/17	850,850

	Broadcasting (0.9%)
1,120	LIN Television Corp.	6.50		05/15/13	1,064,000
850	Univision Communications - 144A*	9.75		03/15/15	794,750
					1,858,750
	Building Products (1.6%)
1,525	Interface Inc.	9.50		02/01/14	1,593,625
1,950	Nortek Inc.	8.50		09/01/14	1,589,250
					3,182,875
	Cable/Satellite TV (4.4%)
2,365	Cablevision Systems Corp. (Series B)	9.644	**	04/01/09	2,412,300
893	CCH I LLC/CCH I Cap Co. (a)	11.00		10/01/15	781,375
535	CCH II LLC/CCH II Cap Co.	10.25		09/15/10	530,987
1,890	EchoStar DBS Corp.	6.375		10/01/11	1,923,075
800	Intelsat Bermuda Ltd. (Bermuda)	8.886	**	01/15/15	805,000
285	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.25		01/15/13	289,275
1,555	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.625		01/15/15	1,574,437
315	NTL Cable PLC (United Kingdom) (a)	8.75		04/15/14	315,000
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	165,000
					8,796,449
	Casino/Gaming (5.4%)
2,235	Isle of Capri Casinos	7.00		03/01/14	1,922,100
2,000	Las Vegas Sands Corp. (a)	6.375		02/15/15	1,900,000
3,700	MGM Mirage Inc.	6.00		10/01/09	3,681,500
27,634	Resort At Summerlin LP/Ras Co. (Series B) (b) (c) (f)	13.00		12/15/07	0
2,980	Station Casinos, Inc.	6.00		04/01/12	2,719,250
265	Station Casinos, Inc.	6.875		03/01/16	212,331
495	Station Casinos, Inc.	7.75		08/15/16	467,775
					10,902,956
	Chemicals: Agricultural (0.7%)
1,335	Terra Capital Inc. (Series B)	7.00		02/01/17	1,324,988

	Chemicals: Major Diversified (0.7%)
1,445	Westlake Chemical Corp.	6.625		01/15/16	1,383,588

	Chemicals: Specialty (2.5%)
1,387	Equistar Chemical/Funding Corp.	10.125		09/01/08	1,442,480
710	Innophos Holdings Inc. - 144A*	9.50		04/15/12	702,900
1,070	Innophos, Inc.	8.875	**	08/15/14	1,070,000
1,045	Koppers Holdings, Inc.	9.875	#	11/15/14	893,475
915	Koppers Industry Inc.	9.875		10/15/13	965,325
					5,074,180
	Coal (1.4%)
860	Foundation PA Coal Co.	7.25		08/01/14	832,050
2,130	Massey Energy Co. - 144A*	6.875		12/15/13	2,023,500
					2,855,550
	Containers/Packaging (4.3%)
2,165	Berry Plastics Holding Corp.	8.875		09/15/14	2,100,050
565	Berry Plastics Holding Corp.	10.25		03/01/16	502,850
940	Graham Packaging Company Inc.	8.50		10/15/12	881,250
1,315	Graham Packaging Company Inc.	9.875		10/15/14	1,213,087

2,000	Graphic Packaging International Corp. (a)	9.50		08/15/13	1,990,000
1,975	Owens-Illinois, Inc.	7.50		05/15/10	1,994,750
					8,681,987
	Data Processing Services (1.0%)
1,965	Sungard Data Systems Inc.	9.125		08/15/13	2,009,213

	Drugstore Chains (0.9%)
1,785	Rite Aid Corp.	8.125		05/01/10	1,793,925

	Electric Utilities (4.6%)
415	AES Corp. (The)	7.75		03/01/14	409,812
347	AES Corp. (The)	8.875		02/15/11	361,748
497	AES Corp. (The)	9.375		09/15/10	519,986
1,215	Intergen NV - 144A*	9.00		06/30/17	1,281,825
910	IPALCO Enterprises, Inc.	8.375	**	11/14/08	928,200
965	IPALCO Enterprises, Inc.	8.625	**	11/14/11	1,018,075
530	Nevada Power Co. (Series A)	8.25		06/01/11	587,882
1,322	PSEG Energy Holdings Inc.	8.625		02/15/08	1,333,923
1,160	Reliant Energy Inc. (a)	7.875		06/15/17	1,129,550
1,000	Texas Competitive Electric Holdings Co. LLC (Series A) - 144A*	10.25		11/01/15	967,500
850	Texas Competitive Electric Holdings Co. LLC (Series B) - 144A*	10.25		11/01/15	820,250
					9,358,751
	Electrical Products (1.5%)
510	Baldor Electric Co.	8.625		02/15/17	525,300
2,497	Ormat Funding Corp.	8.25		12/30/20	2,515,343
					3,040,643
	Environmental Services (0.8%)
1,530	Allied Waste North America, Inc.	6.375		04/15/11	1,518,525

	Finance/Rental/Leasing (3.0%)
340	Capmark Financial Group Inc. - 144A*	5.875		05/10/12	263,796
140	Capmark Financial Group Inc. - 144A*	6.30		05/10/17	96,643
1,780	Ford Motor Credit Co. LLC	5.80		01/12/09	1,694,156
1,500	Ford Motor Credit Co. LLC	7.00		10/01/13	1,311,580
1,905	Ford Motor Credit Co. LLC	7.25		10/25/11	1,721,145
995	Residential Capital Corp.	6.375	**	06/30/10	679,088
420	Residential Capital LLC	6.50	**	04/17/13	274,050
					6,040,458
	Financial Conglomerates (2.4%)
2,345	General Motors Acceptance Corp. (Series MTN) (a)	4.375		12/10/07	2,342,990
2,780	General Motors Acceptance Corp.	6.875		09/15/11	2,430,826
					4,773,816
	Food Retail (1.7%)
1,094	CA FM Lease Trust - 144A*	8.50		07/15/17	1,217,021
652	Delhaize America, Inc.	9.00		04/15/31	777,886
925	Supervalue Inc.	7.50		05/15/12	975,121
505	Supervalue Inc.	7.50		11/15/14	523,938
					3,493,966
	Food: Meat/Fish/Dairy (2.9%)
1,310	Michael Foods Inc.	8.00		11/15/13	1,303,450
2,140	Pilgrim’s Pride Corp.	7.625		05/01/15	2,107,900
2,545	Smithfield Foods Inc.	7.00		08/01/11	2,532,275
					5,943,625
	Forest Products (0.8%)
1,520	Crown Americas, Inc.	7.625		11/15/13	1,558,000

	Gas Distributors (0.6%)
1,245	DYNEGY Holdings Inc.	7.75		06/01/19	1,126,725

	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375		05/15/33	131,199

	Home Furnishings (0.7%)
1,565	Jarden Corp.	7.50		05/01/17	1,416,325

	Hospital/Nursing Management (3.9%)
1,115	Community Health Systems - 144A	8.875		07/15/15	1,131,725
1,200	HCA, Inc.	5.75		03/15/14	987,000
1,240	HCA, Inc.	6.25		02/15/13	1,085,000
2,305	HCA, Inc. (a)	6.50		02/15/16	1,930,437
80	HCA, Inc.	8.75		09/01/10	80,500
210	HCA, Inc. - 144A*	9.125		11/15/14	215,250
930	Sun Healthcare Group Inc. - 144A*	9.125		04/15/15	936,975
1,065	Tenet Healthcare Corp. (a)	7.375		02/01/13	942,525
615	Tenet Healthcare Corp. (a)	9.875		07/01/14	582,713
					7,892,125
	Industrial Machinery (0.3%)
587	Goodman Global Holding Company, Inc. (Series B)	8.36	**	06/15/12	587,734

	Industrial Specialties (1.8%)
2,510	Johnsondiversy, Inc. (Series B) (a)	9.625		05/15/12	2,572,750
1,000	UCAR Finance, Inc.	10.25		02/15/12	1,035,000
					3,607,750
	Integrated Oil (0.2%)
390	Cimarex Energy Co.	7.125		05/01/17	384,150

	Information Technology Services (0.4%)
960	Vangent Inc.	9.625		02/15/15	835,200

	Media Conglomerates (1.1%)
2,386	Canwest Media Inc. (Canada)	8.00		09/15/12	2,224,485

	Medical Specialties (1.3%)
2,370	Fisher Scientific International, Inc.	6.125		07/01/15	2,368,628
290	Invacare Corp. (a)	9.75		02/15/15	290,000
					2,658,628
	Medical/Nursing Services (3.3%)
1,370	DaVita Inc.	6.625		03/15/13	1,335,750
1,605	FMC Finance III SA - 144A* (Luxembourg)	6.875		07/15/17	1,580,925
3,700	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	3,838,750
					6,755,425
	Metal Fabrications (1.1%)
2,240	Hexcell Corp.	6.75		02/01/15	2,206,400

	Miscellaneous Commercial Services (1.1%)
200	Iron Mountain Inc.	7.75		01/15/15	202,000
1,990	Iron Mountain Inc.	8.625		04/01/13	2,017,362
					2,219,362
	Miscellaneous Manufacturing (0.3%)
1,470	Propex Fabrics Inc.	10.00		12/01/12	698,250

	Motor Vehicles (0.8%)
860	General Motors Corp.	7.125		07/15/13	750,350
995	General Motors Corp. (a)	8.375		07/15/33	830,825
					1,581,175
	Oil & Gas Pipelines (3.8%)
2,890	Colorado Interstate Gas Co.	6.80		11/15/15	3,073,402
1,370	Pacific Energy Partners/Finance	7.125		06/15/14	1,429,936
2,800	Williams Companies, Inc. (The) (a)	7.875		09/01/21	3,178,000
					7,681,338
	Oil & Gas Production (5.8%)
305	Chaparral Energy Inc. - 144A* (a)	8.875		02/01/17	272,975
2,135	Chaparral Energy, Inc.	8.50		12/01/15	1,900,150
2,140	Chesapeake Energy Corp. (a)	7.50		09/15/13	2,198,850
2,350	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	2,285,375
2,775	Husky Oil Ltd. (Canada)	8.90	**	08/15/28	2,816,470
1,140	Opti Canada Inc. - 144A* (Canada)	8.25		12/15/14	1,128,600
1,175	Sandridge Energy	8.625		04/01/15	1,177,938
					11,780,358
	Oilfield Services/Equipment (0.5%)
965	CIE Gener de Geophysique S.A. (France)	7.50		05/15/15	977,062

	Other Transportation (1.4%)
3,000	CHC Helicopter Corp. (Canada)	7.375		05/01/14	2,865,000

	Pharmaceuticals: Major (0.8%)
1,505	Warner Chilcott Corp.	8.75	**	02/01/15	1,557,675

	Precious Metals (0.6%)
1,040	Freeport-McMoran C & G	8.375		04/01/17	1,125,800

	Publishing: Books/Magazines (0.8%)
1,536	Dex Media West/Finance (Series B)	9.875		08/15/13	1,599,360

	Pulp & Paper (1.0%)
1,560	Georgia-Pacific Corp. - 144A* (a)	7.125		01/15/17	1,501,500
525	P.H. Glatfelter (WI)	7.125		05/01/16	517,125
					2,018,625
	Real Estate Development (0.2%)
610	Realogy Corp. - 144A* (a)	10.50		04/15/14	460,550

	Real Estate Investment Trusts (1.1%)
2,200	Host Marriott LP (Series O)	6.375		03/15/15	2,161,500

	Restaurants (0.5%)
320	Aramark Corp.	8.50		02/01/15	322,800

105	Aramark Corp.	8.856	**	02/01/15	102,375
750	Aramark Services Inc.	5.00	06/01/12	652,500
1,077,675
Savings Banks (0.4%)
900	Washington Mutual Preferred Funding II - 144A*	9.75	10/29/49	721,056

Semiconductors (0.8%)
1,685	Freescale Semiconductor	8.875	12/15/14	1,548,094

Services to the Health Industry (1.5%)
1,285	National Mentor Holdings Inc.	11.25	07/01/14	1,358,887
1,720	Omnicare Inc.	6.75	12/15/13	1,591,000
125	Omnicare Inc.	6.875	12/15/15	115,625
3,065,512
Specialty Stores (3.3%)
670	Asbury Automotive Group - 144A*	7.625	03/15/17	609,700
2,425	Petro Stopping Centers LP/Petro Financial Corp.	9.00	02/15/12	2,528,063
2,300	Sonic Automotive, Inc. (Series B)	8.625	08/15/13	2,285,625
1,285	United Auto Group	7.75	12/15/16	1,227,175
6,650,563
Specialty Telecommunications (2.6%)
670	American Tower Corp.	7.125	10/15/12	683,400
1,920	American Tower Corp. (a)	7.50	05/01/12	1,972,800
565	Citizens Communications	6.25	01/15/13	548,756
432	Panamsat Corp.	9.00	08/15/14	440,640
633	Qwest Communications International	8.369	**	02/15/09	636,165
370	U.S. West Communications Corp.	5.625	11/15/08	370,000
525	Winstream Corp.	8.125	08/01/13	542,719
5,194,480
Telecommunications (1.8%)
2,044	Axtel SA de C.V. (Mexico)	11.00	12/15/13	2,233,070
6,416	Exodus Communications, Inc. (c) (f)	11.625	07/15/10	0
640	Nordic Tel Company - 144A* (Denmark)	8.875	05/01/16	652,800
28,549	Rhythms Netconnections, Inc. (b) (c) (f)	12.75	04/15/09	0
13,439	Rhythms Netconnections, Inc. (Series B) (b) (c) (f)	13.50	**	05/15/08	0
4,309	Rhythms Netconnections, Inc. (Series B) (b) (c) (f)	14.00	02/15/10	0
EUR	530	TDC AS (Series EMTN) (Denmark)	6.50	04/19/12	781,567
3,667,437
Tobacco (0.3%)
$635	Reynolds American Inc.	6.50	07/15/10	662,532

Water Utilities (1.3%)
1,320	Nalco Co. (a)	7.75	11/15/11	1,339,800
1,135	Nalco Co. (a)	8.875	11/15/13	1,186,075
2,525,875
Wholesale Distributors (1.0%)
1,930	RBS Global & Rexnold Corp.	9.50	08/01/14	1,920,350

Wholesale Distributors (0.7%)
1,320	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75	12/01/15	1,432,200

Total Corporate Bonds (Cost $263,843,989)	190,210,469

Convertible Bond (0.3%)
Telecommunication Equipment
690	Nortel Networks Corp. (Canada) (Cost $656,363)	4.25	09/01/08	682,238

Foreign Government Obligation (0.5%)
MXN	10,995	Mexican Fixed Rate Bonds (Series M10) (Mexico) (Cost $1,119,411)	9.50	12/18/14	1,094,712

Collateralized Mortgage Obligations (0.7%)
$619	American Home Mortgage Assets 2006-4 1A3	5.093	**	10/25/46	554,918
730	Countrywide Alternative Loan Trust 2006-0A21 A3	5.02	**	03/20/47	655,964
400	Mastr Adjustable Rate Mortgages Trust 2007-3 1M2	5.973	**	05/25/47	265,013

Total Collateralized Mortgage Obligations (Cost $1,488,179)	1,475,895

Senior Loans (0.6%)
Data Processing Services (0.5%)
1,105	First Data Corp.	7.959	09/24/14	1,049,750

Medical Specialties (0.1%)
50	Bausch & Lomb Inc.	8.343	04/26/15	0
200	Bausch & Lomb Inc.	8.593	04/26/15	199,000
199,000

	Total Senior Loans (Cost $1,272,947)		1,248,750

NUMBER OF
SHARES
	Common Stocks (0.1%)
	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. + (e) (f)		0

	Electric Utilities (0.0%)
197	PNM Resources Inc. (a)		4,369

	Food: Specialty/Candy (0.0%)
13,317	SFAC New Holdings Inc. ++ (d) (e) (f)		0
2,447	SFFB New Holdings Inc. (d) (e) (f)		0
			0
	Restaurants (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A) (d) (e) (f)		81,008
787,160	Catalina Restaurant Group (escrow) (d) (e) (f)		7,872
			88,880
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. +++ (d) (e) (f)		342
1,448,200	PFB Telecom NV (Series B) (d) (e) (f)		0
8,510	XO Holdings, Inc. (d) (e)		16,850
			17,192
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (Bermuda) (d) (e) (f)		992

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (d) (e) (f)		0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc. (a) (d)		68,575

	Total Common Stocks (Cost $217,202,884)		180,008

	Preferred Stock (0.1%)
	Finance/Rental/Leasing (0.1%)
8,750	Freddie Mac (Series Z) (Cost $218,750)		223,125

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (0.0%)
	Casino/Gaming (0.0%)
23,000	Resort At Summerlin LP - 144A* (f)	12/15/07	0

	Specialty Telecommunications (0.0%)
17,020	XO Holdings, Inc. (Series A) (d)	01/16/10	3,744
12,768	XO Holdings, Inc. (Series B) (d)	01/16/10	1,660
12,768	XO Holdings, Inc. (Series C) (d)	01/16/10	1,021
			6,425
	Total Warrants (Cost $12,245)		6,425

NUMBER
OF SHARES (000)
	Short-Term Investments (11.3%)
	Investment Company (g) (h) (1.4%)
2,812	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $2,811,575)		2,811,575

PRINCIPAL
AMOUNT IN
THOUSANDS
	U.S. Government Agencies & Obligations (0.3%)
560	U.S. Treasury Bills (Cost $558,164)		558,164

	Security Purchased From Securities Lending Collateral (9.7%)
19,516	The Bank of New York Institutional Cash Reserve Fund (Cost $19,516,061)		19,516,061

	Total Short-Term Investments (Cost $22,885,800)		22,885,800

Total Investments (Cost $508,700,568) (j)	107.9%	218,007,422
Liabilities in Excess of Other Assets	(7.9)	(16,022,480)
Net Assets	100.0%	$201,984,942

WI	Security purchased on a when-issued basis.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at November 30, 2007.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $957,527.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $133.
+++	Resale is restricted; acquired (between 06/08/98 and 05/11/99) at a cost basis of $17,257,340.
#	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)

As of November 30, 2007 all or a portion of this security with a total value of $18,830,559 was on loan and secured by collateral of $19,516,061 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)

Securities with a total market value equal to $90,214 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $76,897 for the period ended November 30, 2007.

(h)	Cash in amount of $1,091,485 have been designated as collateral in connection with open swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at November 30, 2007:

CONTRACT TO		IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER		FOR	DATE	DEPRECIATION

EUR	543,000	$783,766	01/31/08	$(11,472)

Currency Abbreviations:
EUR	Euro.
MXN	Mexican New Peso.

Futures Contracts Open at November 30, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

16	Long	U.S.Treasury Notes 5 Year, March 2008	$1,761,750	$6,093
88	Long	U.S.Treasury Notes 2 Year, March 2008	18,489,625	5,865
81	Short	U.S.Treasury Notes 10 Year, March 2008	(9,169,454)	(35,333)
200	Short	U.S.Treasury Bonds 20 Year, March 2008	(23,437,500)	(62,095)

Net Unrealized Depreciation				$(85,470)

Interest Rate Swap Contracts Open at November 30, 2007:

	NOTIONAL	PAYMENTS	PAYMENTS
	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	APPRECIATION
Citibank N.A. New York	$13,000	Fixed Rate 5.004%	Floating Rate 4.960%	October 31, 2017	$411,450

JPMorgan Chase N.A. New York	30,000	Fixed Rate 4.902%	Floating Rate 4.948%	November 20, 2017	703,800

	Total Unrealized Appreciation.				$1,115,250

# Floating Rate represents USD-3 Months LIBOR

Credit Default Swap Contracts Open at November 30, 2007:

		NOTIONAL
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	DEPRECIATION
Lehman Brothers Inc. Dow Jones CDX.NA.IG.HVOL.7	Sell	$6,500	3.75%	December 20, 2012	$0

Goldman Sachs International Qwest Capital Funding	Sell	515	3.25	December 20, 2012	(2,152)

	Total Unrealized Depreciation.				$(2,152)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008